Contract Payable (Details Narrative) - USD ($)	Jun. 09, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts payable		$ 107,336
Amended APA provided for cash payments	$ 300,000
Purchase payable amount		100,000	$ 50,000	$ 50,000	$ 100,000
Dr. Gerlach [Member]
Accounts payable		$ 100,000